REVERSE CAPITALIZATION (Tables)	12 Months Ended
Dec. 31, 2025
Reverse Recapitalization [Abstract]
Schedule of Business Combination Ownership Structure
The Business Combination was consummated on March 27, 2024. Following the Business Combination, the ownership structure of LPA was as follows:

	Number of Ordinary Shares	% of Ownership
LPA Ordinary Shares issued to TWOA shareholders	3,897,747	12.3%
LPA Ordinary Shares converted from legacy LLP equity holders	26,312,000	83.0%
LPA Ordinary Shares issued to PIPE Investor	1,500,000	4.7%
Total	31,709,747	100.0%

Schedule of Total Share Listing Expense	See below for details.

Fair value of TWOA public shares (103,813 shares at $10.70) (A)	$1,110,799
Fair value of TWOA sponsor shares (3,793,934 shares at $10.70) (B)	40,595,094
I: Total deemed fair value of consideration issued to TWOA shareholders: (A+B)	41,705,893

Cash and cash equivalents	1,121,150
Accounts payable	(3,884,870)
II: Net liabilities of TWOA	(2,763,720)

Total share listing expense (I-II)	$44,469,613